Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP, 401(K) Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 884,532,938	$ 799,328,171
Participant contributions earned; received in subsequent year	(1,906,203)	(1,706,344)
Deemed distribution	(49,726)	0
Net assets available for benefits per Form 5500	$ 882,577,009	$ 797,621,827